Earnings Per Share - Anti-dilutive securities excluded from the EPS calculation (Details) (Stock options and warrants)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock options and warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from the calculation of EPS (in shares)	1,812,354	65,107	0